Expense Example {- Treasury Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-10 - Treasury Portfolio - Institutional Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 14
3 years	53
5 years	96
10 years	$ 225